UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Series

(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27804

(Address of principal executive offices)  (Zip code)

Paracorp Inc.

2140 South Dupont Hwy, Camden, DE 19934

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: April 30

Date of reporting period: October 31, 2025

Item 1.	Report to Stockholders.

(a)

Genter Capital Dividend Income ETF Tailored Shareholder Report

Genter Capital Dividend Income ETF

Ticker: GEND

Exchange: NYSE Arca

Semi-Annual Shareholder Report October 31, 2025

This semi-annual shareholder report contains important information about Genter Capital Dividend Income ETF for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://genterfunds.com/GEND. You can also request this information by contacting us at (800) 773-3863.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GEND	$20	0.38%*
*	Annualized

What did the Fund invest in?

(as of October 31, 2025)

Sector Breakdown (% of net assets)

Health Care
19.4%
Financials
19.1%
Energy
13.1%
Technology
9.9%
Industrials
8.7%
Consumer Staples
8.0%
Utilities
6.3%
Communications
5.7%
Materials
5.3%
Consumer Discretionary
3.3%
Other
1.2%

Top Ten Holdings	(% of Total Net Assets)
Cisco Systems Inc	4.4%
JPMorgan Chase & Co	4.4%
Northern Trust Corp	4.2%
Enbridge Inc	4.1%
CVS Health Corp	3.9%
Altria Group Inc	3.8%
M&T Bank Corp	3.7%
Chevron Corp	3.6%
Emerson Electric Co	3.5%
Blackrock Inc	3.5%

Key Fund Statistics

(as of October 31, 2025)

Net Assets	$2,792,600
Number of Holdings	39
Net Advisory Fee	$1,918
Portfolio Turnover	5.48%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://genterfunds.com/GEND.

Genter Capital International Dividend ETF Tailored Shareholder Report

Genter Capital International Dividend ETF

Ticker: GENW

Exchange: NYSE Arca

Semi-Annual Shareholder Report October 31, 2025

This semi-annual shareholder report contains important information about Genter Capital International Dividend ETF for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://genterfunds.com/GENW. You can also request this information by contacting us at (800) 773-3863.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GENW	$20	0.38%*
*	Annualized

What did the Fund invest in?

(as of October 31, 2025)

Sector Breakdown (% of net assets)

Financials
33.8%
Consumer Staples
13.1%
Industrials
10.7%
Energy
8.2%
Health Care
8.1%
Communications
6.5%
Utilities
6.4%
Materials
5.2%
Consumer Discretionary
4.1%
Technology
3.6%
Other
0.3%

Top Ten Holdings	(% of Total Net Assets)
Barclays PLC	5.0%
Mitsubishi UFJ Financial Group Inc	4.6%
Sumitomo Mitsui Financial Group Inc	4.3%
ABB Ltd	4.1%
Banco Bilbao Vizcaya Argentaria SA	4.0%
Enel SpA	3.7%
Telefonaktiebolaget LM Ericsson	3.6%
Enbridge Inc	3.4%
Orange SA	3.4%
AstraZeneca PLC	3.3%

Key Fund Statistics

(as of October 31, 2025)

Net Assets	$1,995,737
Number of Holdings	36
Net Advisory Fee	$1,383
Portfolio Turnover	2.07%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://genterfunds.com/GENW.

Genter Capital Taxable Quality Intermediate ETF Tailored Shareholder Report

Genter Capital Taxable Quality Intermediate ETF

Ticker: GENT

Exchange: NYSE Arca

Semi-Annual Shareholder Report October 31, 2025

This semi-annual shareholder report contains important information about Genter Capital Taxable Quality Intermediate ETF for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://genterfunds.com/GENT. You can also request this information by contacting us at (800) 773-3863.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 Investment
GENT	$19	0.38%*
*	Annualized

What did the Fund invest in?

(as of October 31, 2025)

Sector Breakdown (% of net assets)

United States Treasury Notes
51.1%
Financials
23.1%
Energy
8.4%
Health Care
4.4%
Technology
3.9%
Other
3.4%
Utilities
3.1%
Industrials
1.2%
Consumer Discretionary
1.0%
Short-Term Investment
0.4%

Top Ten Holdings	(% of Total Net Assets)
United States Treasury Note, 3.875% 9/30/29	12.6%
United States Treasury Note, 2.875% 5/15/32	7.8%
United States Treasury Note, 4.625% 2/15/35	7.1%
United States Treasury Note, 4% 1/31/31	7.0%
United States Treasury Note, 3.5% 2/15/33	4.9%
United States Treasury Note, 1.25% 3/31/28	4.7%
United States Treasury Note, 1.125% 2/28/27	2.9%
Utah Acquisition Sub Inc, 3.95% 6/15/26	2.8%
Sprint Capital Corp, 8.75% 3/15/32	2.4%
United States Treasury Note, 4.125% 7/31/31	2.4%

Key Fund Statistics

(as of October 31, 2025)

Net Assets	$61,134,657
Number of Holdings	53
Net Advisory Fee	$48,731
Portfolio Turnover	16.63%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://genterfunds.com/GENT.

Genter Capital Municipal Quality Intermediate ETF Tailored Shareholder Report

Genter Capital Municipal Quality Intermediate ETF

Ticker: GENM

Exchange: NYSE Arca

Semi-Annual Shareholder Report October 31, 2025

This semi-annual shareholder report contains important information about Genter Capital Municipal Quality Intermediate ETF for the period May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://genterfunds.com/GENM. You can also request this information by contacting us at (800) 773-3863.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 Investment
GENM	$19	0.38%*
*	Annualized

What did the Fund invest in?

(as of October 31, 2025)

State Breakdown (% of net assets)

Other
26.2%
Massachusetts
14.3%
Louisiana
10.9%
Illinois
10.5%
Texas
9.6%
Florida
6.7%
Michigan
5.6%
Alabama
5.1%
Iowa
3.8%
Kentucky
3.8%
Ohio
3.5%

Top Ten Holdings	(% of Total Net Assets)
Fidelity Government Portfolio	14.3%
Louisiana Housing Corp	4.8%
Wayne County Airport Authority	4.2%
PEFA Inc	3.8%
Kentucky Public Energy Authority	3.8%
Monroe & St Clair Counties Community Unit School District No 4 Columbia/IL	3.5%
Patriots Energy Group Financing Agency	3.1%
County of Broward FL Port Facilities Revenue	2.9%
Northeastern Illinois University	2.8%
Greater Clark Building Corp	2.7%

Key Fund Statistics

(as of October 31, 2025)

Net Assets	$15,496,171
Number of Holdings	79
Net Advisory Fee	$8,458
Portfolio Turnover	24.88%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://genterfunds.com/GENM.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements

As of October 31, 2025

The financial statements and other information contained herein are submitted for the general information of the shareholders of the Genter Capital Dividend Income ETF, Genter Capital International Dividend ETF, Genter Capital Municipal Quality Intermediate ETF, and Genter Capital Taxable Quality Intermediate ETF (each a “Fund” and collectively, the “Funds” or the “Genter ETFs”). The Genter ETFs’ shares are not deposits or obligations of, or guaranteed by, any depository institution. The Genter ETFs’ shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Genter ETFs nor the Genter ETFs’ distributor is a bank.

The Genter ETFs are distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC 27609. There is no affiliation between the Genter ETFs, including their principals, and Capital Investment Group, Inc.

Genter Capital Municipal Quality Intermediate ETF

Schedule of Investments (unaudited)

As of October 31, 2025

	Principal	Interest Rate	Maturity Date	Value
Asset-Backed Securities - 0.27%
Richmond Redevelopment & Housing Authority (Cost $40,011)	$39,630	4.500%	5/1/2040	$42,251
Municipal Bonds - 97.24%
Alachua County Health Facilities Authority	300,000	3.625%	10/1/2030	300,576
Alaska Municipal Bond Bank Authority	175,000	5.000%	12/1/2027	181,410
Apache County Unified School District No 8 Window Rock	70,000	5.000%	7/1/2033	76,316
Arizona Industrial Development Authority	40,000	5.000%	6/1/2030	42,245
Arlington Higher Education Finance Corp	20,000	4.000%	12/1/2026	20,231
Arlington Higher Education Finance Corp	175,000	5.000%	8/15/2026	178,166
Austin Affordable Pfc Inc	300,000	2.950%	11/1/2059	298,474
Benton Washington Regional Public Water Authority	40,000	4.000%	10/1/2034	40,926
Black Belt Energy Gas District	50,000	4.000%	12/1/2049	49,997
Black Belt Energy Gas District	80,000	4.000%	10/1/2052	80,509
Black Belt Energy Gas District	375,000	4.000%	10/1/2052	376,482
California Municipal Finance Authority	200,000	3.375%	9/1/2050	198,073
Central Plains Energy Project	200,000	5.000%	5/1/2053	211,299
Chandler Industrial Development Authority	140,000	5.000%	9/1/2052	142,713
City & County of Honolulu HI	70,000	5.000%	6/1/2027	70,729
City of Chicago IL	170,000	3.200%	10/1/2028	170,853
City of Fort Worth TX	300,000	5.000%	3/1/2035	340,082
City of Gadsden AL	150,000	5.000%	10/1/2039	164,831
City of Hope AR Sales & Use Tax Revenue	190,000	5.000%	6/1/2033	213,259
City of Mission TX	100,000	5.000%	2/15/2032	110,595
City of Salt Lake City UT Airport Revenue	150,000	5.000%	7/1/2032	165,349
City of Shreveport LA	75,000	5.000%	3/1/2029	80,096
City of Shreveport LA	125,000	5.000%	3/1/2032	137,643
Columbus County Housing Authority	150,000	5.000%	4/1/2028	153,904
Copperleaf Metropolitan District No 4	100,000	5.000%	12/1/2040	106,798
County of Broward FL Port Facilities Revenue	400,000	5.000%	9/1/2032	441,928
County of Lake OH	400,000	3.750%	9/16/2026	402,624
County of Warren MS	150,000	4.000%	9/1/2032	154,403
Cumberland County Industrial Facilities & Pollution
Control Financing Authority	200,000	3.125%	12/1/2027	199,920
Cumberland County Industrial Facilities & Pollution
Control Financing Authority	85,000	3.750%	12/1/2027	84,812
Florida Housing Finance Corp	300,000	3.000%	11/1/2028	298,897
Franklin County Convention Facilities Authority	125,000	5.000%	12/1/2025	125,220
Grand Traverse County Hospital Finance Authority	180,000	5.000%	7/1/2033	195,370
Greater Clark Building Corp	400,000	5.000%	7/15/2028	421,598
Horizon Regional Municipal Utility District	70,000	4.000%	2/1/2035	71,112
Illinois Finance Authority	20,000	5.000%	3/1/2026	20,096
Illinois Housing Development Authority	400,000	3.150%	2/1/2029	399,687
Indiana Housing & Community Development Authority	350,000	2.900%	3/1/2029	347,931
Indianapolis Local Public Improvement Bond Bank	160,000	5.000%	1/1/2032	173,805
Jenison Public Schools	25,000	5.000%	5/1/2038	27,364
Joplin Industrial Development Authority	60,000	5.000%	2/15/2039	64,471
Kaufman County Municipal Utility District No 3	50,000	6.500%	3/1/2032	57,403
Kentucky Public Energy Authority	545,000	5.250%	6/1/2055	581,782
Louisiana Housing Corp	400,000	2.700%	10/1/2045	400,934
Louisiana Housing Corp	750,000	3.100%	5/1/2043	745,116
Madison-Macoupin Etc Counties Community College
District No 536/IL	20,000	4.000%	11/1/2025	19,998

See Notes to Financial Statements

Genter Capital Municipal Quality Intermediate ETF

Schedule of Investments (unaudited) (continued)

As of October 31, 2025

	Principal	Interest Rate	Maturity Date	Value
Municipal Bonds - 97.24% (continued)
Meridian Village Metropolitan District No 1	$75,000	5.000%	12/1/2034	$83,961
Metropolitan Washington Airports Authority Aviation Revenue	100,000	5.000%	10/1/2026	101,794
Missouri Development Finance Board	175,000	5.000%	12/1/2029	187,604
Monroe & St Clair Counties Community Unit School District No 4
Columbia/IL	500,000	5.000%	1/1/2039	545,343
Montrose Recreation District	200,000	5.000%	12/1/2030	219,809
New Hope Higher Education Finance Corp	15,000	4.000%	8/15/2027	15,193
New Mexico Municipal Energy Acquisition Authority	175,000	5.000%	6/1/2054	188,011
New York State Dormitory Authority	250,000	3.050%	11/15/2030	249,773
Northeastern Illinois University	400,000	5.000%	7/1/2031	435,092
Oklahoma County Finance Authority	115,000	5.000%	9/1/2026	116,910
Parish of St John the Baptist LA	325,000	4.050%	6/1/2037	327,298
Park Creek Metropolitan District	40,000	5.000%	12/1/2036	43,589
Patriots Energy Group Financing Agency	20,000	5.250%	10/1/2054	21,628
Patriots Energy Group Financing Agency	435,000	5.250%	2/1/2054	472,827
PEFA Inc	585,000	5.000%	9/1/2049	592,943
Pennsylvania Economic Development Financing Authority	150,000	5.000%	3/15/2060	159,968
Port of Corpus Christi Authority of Nueces County	35,000	5.000%	12/1/2025	35,060
Port of Portland OR Airport Revenue	120,000	5.000%	7/1/2038	123,525
Port of Seattle WA	150,000	5.000%	5/1/2034	153,647
Public Finance Authority	75,000	5.000%	11/15/2025	75,045
Southeast Alabama Gas Supply District/The	105,000	5.000%	8/1/2054	114,033
Southeast Regional Management District	300,000	5.000%	4/1/2041	308,725
St Peter Independent School District No 508	60,000	5.000%	2/1/2039	64,158
State of Rhode Island	215,000	5.000%	8/1/2026	218,404
United Local School District	20,000	4.000%	12/1/2032	21,015
Village of Bradley IL	35,000	5.000%	12/15/2035	38,910
Viridian Municipal Management District	50,000	6.250%	12/1/2027	53,056
Washington Health Care Facilities Authority	175,000	5.000%	8/15/2055	188,637
Waterbury Housing Authority	60,000	4.250%	7/1/2039	62,777
Wayne County Airport Authority	600,000	5.000%	12/1/2037	648,793
Whatcom County Public Utility District No 1	50,000	5.000%	12/1/2030	54,141
Total Municipal Bonds (Cost $14,965,424)				15,067,696
Short-Term Investment - 14.33%			Shares
Fidelity Government Portfolio, 4.01%(a) (Cost $2,220,243)			2,220,243	2,220,243

Investments, at Value (Cost $17,225,679) - 111.84%				17,330,190
Liabilities in Excess of Other Assets - (11.84)%				(1,834,019)
Net Assets - 100.00%				$15,496,171

(a) Represents 7-day effective SEC yield as of October 31, 2025.

See Notes to Financial Statements

Genter Capital Taxable Quality Intermediate ETF

Schedule of Investments (unaudited)

As of October 31, 2025

	Principal	Interest Rate	Maturity Date	Value
Corporate Bonds - 47.64%
Communications - 2.44%
Sprint Capital Corp	$1,225,000	8.750%	3/15/2032	$1,489,906
Consumer Discretionary - 1.01%
Delta Air Lines Inc	500,000	4.950%	7/10/2028	505,994
Ford Motor Co	100,000	7.450%	7/16/2031	110,742
				616,736
Energy - 8.41%
Cheniere Energy Inc	1,000,000	4.625%	10/15/2028	996,462
Cheniere Energy Partners LP	610,000	4.000%	3/1/2031	588,445
Enbridge Inc	1,000,000	6.000%	1/15/2077	1,003,750
HF Sinclair Corp	1,110,000	5.750%	1/15/2031	1,146,668
Saudi Arabian Oil Co	400,000	4.750%	6/2/2030	406,154
Transcanada Trust	1,000,000	5.875%	8/15/2076	1,000,000
				5,141,479
Financials - 23.11%
Aircastle Ltd	580,000	4.250%	6/15/2026	578,787
Ally Financial Inc	500,000	5.737%	5/15/2029	516,927
Ally Financial Inc	450,000	8.000%	11/1/2031	511,507
Ares Capital Corp	1,000,000	2.875%	6/15/2028	950,201
Bank of America Corp	750,000	1.658%	3/11/2027	742,551
Bank of America Corp	250,000	5.288%	4/25/2034	257,935
Citigroup Inc	500,000	3.887%	1/10/2028	498,102
Citigroup Inc	300,000	5.174%	2/13/2030	307,757
Citigroup Inc	500,000	4.643%	5/7/2028	502,490
Digital Realty Trust LP	500,000	3.600%	7/1/2029	488,638
Global Aircraft Leasing Co Ltd	500,000	8.750%	9/1/2027	513,750
Goldman Sachs Group Inc/The	1,200,000	5.727%	4/25/2030	1,251,005
Iron Mountain Inc	250,000	6.250%	1/15/2033	255,313
JPMorgan Chase & Co	250,000	6.087%	10/23/2029	262,710
JPMorgan Chase & Co	375,000	5.103%	4/22/2031	387,110
Lincoln National Corp	500,000	9.250%	1/0/1900	536,250
M&T Bank Corp	1,050,000	7.413%	10/30/2029	1,136,274
Morgan Stanley	1,000,000	5.230%	1/15/2031	1,031,966
Safehold GL Holdings LLC	1,280,000	2.850%	1/15/2032	1,138,563
Synchrony Financial	600,000	3.950%	12/1/2027	594,717
Wells Fargo & Co	1,000,000	5.574%	7/25/2029	1,032,072
Wells Fargo & Co	600,000	6.303%	10/23/2029	634,303
				14,128,928
Health Care - 4.38%
Organon & Co / Organon Foreign Debt Co-Issuer BV	500,000	4.125%	4/30/2028	473,825
Teva Pharmaceutical Finance Netherlands III BV	500,000	3.150%	10/1/2026	491,875
Utah Acquisition Sub Inc	1,720,000	3.950%	6/15/2026	1,713,246
				2,678,946
Industrials - 1.24%
RTX Corp	750,000	5.750%	11/8/2026	761,420

See Notes to Financial Statements

Genter Capital Taxable Quality Intermediate ETF

Schedule of Investments (unaudited) (continued)

As of October 31, 2025

	Principal	Interest Rate	Maturity Date	Value
Technology - 3.93%
Cisco Systems Inc	$400,000	4.550%	2/24/2028	$405,781
Microchip Technology Inc	500,000	5.050%	3/15/2029	509,569
Oracle Corp	1,000,000	4.800%	9/26/2032	987,291
VMware LLC	500,000	3.900%	8/21/2027	498,218
				2,400,859
Utilities - 3.12%
Duke Energy Corp	300,000	2.450%	6/1/2030	280,420
Duke Energy Corp	700,000	4.300%	3/15/2028	700,686
NextEra Energy Capital Holdings Inc	900,000	5.050%	3/15/2030	925,473
				1,906,579
Total Corporate Bonds (Cost $29,070,760)				29,124,853

United States Treasury Notes - 51.05%	250,000	4.125%	11/16/2028	250,014
	3,050,000	1.250%	3/31/2028	2,885,586
	5,070,000	2.875%	5/15/2032	4,780,059
	7,650,000	3.875%	9/30/2029	7,707,375
	3,070,000	3.500%	2/15/2033	2,989,413
	4,240,000	4.000%	1/31/2031	4,290,350
	700,000	4.500%	5/15/2027	708,750
	1,450,000	4.125%	7/31/2031	1,474,582
	4,160,000	4.625%	2/15/2035	4,337,775
	1,850,000	1.125%	2/28/2027	1,789,658
Total United States Treasury Notes (Cost $30,504,536)				31,213,562
Short-Term Investment - 0.41%			Shares
Fidelity Government Portfolio, 4.01%(a) (Cost $248,930)			248,930	248,930
Investments, at Value (Cost $59,824,226) - 99.10%				60,587,345
Other Assets Less Liabilities - 0.90%				547,312
Net Assets - 100.00%				$61,134,657

(a) Represents 7-day effective SEC yield as of October 31, 2025.

See Notes to Financial Statements

Genter Capital Dividend Income ETF

Schedule of Investments (unaudited)

As of October 31, 2025

	Shares	Value
Common Stock - 98.69%
Communications - 5.72%
AT&T Inc	3,658	$90,536
Comcast Corp	2,484	69,142
		159,678
Consumer Discretionary - 3.30%
Home Depot Inc/The	156	59,216
LKQ Corp	1,029	32,887
		92,103
Consumer Staples - 7.96%
Altria Group Inc	1,858	104,754
Kenvue Inc	2,833	40,710
PepsiCo Inc	526	76,843
		222,307
Energy - 13.13%
Chevron Corp	633	99,837
Coterra Energy Inc	3,319	78,528
Enbridge Inc	2,483	115,757
Phillips 66	533	72,563
		366,685
Financials - 19.11%
Blackrock Inc	91	98,536
Capital One Financial Corp	427	93,936
JPMorgan Chase & Co	393	122,270
M&T Bank Corp	558	102,599
Northern Trust Corp	904	116,318
		533,659
Health Care - 19.39%
AbbVie Inc	358	78,058
Bristol-Myers Squibb Co	1,152	53,073
CVS Health Corp	1,408	110,035
Gilead Sciences Inc	733	87,806
Johnson & Johnson	433	81,781
Medtronic PLC	633	57,413
Merck & Co Inc	853	73,341
		541,507
Industrials - 8.65%
Emerson Electric Co	708	98,816
Lockheed Martin Corp	133	65,420
United Parcel Service Inc	801	77,232
		241,468
Materials - 5.27%
Air Products and Chemicals Inc	320	77,629
CRH PLC	583	69,435
		147,064

See Notes to Financial Statements

Genter Capital Dividend Income ETF

Schedule of Investments (unaudited) (continued)

As of October 31, 2025

	Shares	Value
Technology - 9.85%
Cisco Systems Inc	1,683	$123,044
Corning Inc	916	81,597
Microchip Technology Inc	1,135	70,847
		275,488
Utilities - 6.31%
Evergy Inc	1,183	90,866
Sempra	927	85,228
		176,094
Total Common Stock (Cost $2,716,082)		2,756,053

Short-Term Investment - 1.21%	Shares
Goldman Sachs Financial Square Government Fund, 3.90%(a) (Cost $33,658)	33,657	33,658

Investments, at Value (Cost $2,749,739) - 99.90%		2,789,711
Options Written (Premiums Received $11,308) - (0.41)%		(11,459)
Other Assets Less Liabilities - 0.51%		14,348
Net Assets - 100.41%		$2,792,600

(a) Represents 7-day effective SEC yield as of October 31, 2025.

See Notes to Financial Statements

Genter Capital Dividend Income ETF

Schedule of Options Written

As of October 31, 2025

	Number of Contracts	Exercise Price	Exercise Date	Notional Value	Value
Call Options Written - (0.41)%
Cisco Systems, Inc.	(8)	$72.50	12/19/2025	$(58,000)	$(2,860)
CVS Health Corporation	(7)	85.00	12/19/2025	$(59,500)	(872)
Gilead Sciences Inc	(5)	125.00	12/19/2025	$(62,500)	(1,513)
Corning Incorporated	(6)	90.00	12/19/2025	$(54,000)	(3,090)
JPMorgan Chase & Co	(2)	305.00	12/19/2025	$(61,000)	(3,125)
Call Options Written (Premium Received $11,308)					$(11,460)

See Notes to Financial Statements

Genter Capital International Dividend ETF

Schedule of Investments (unaudited)

As of October 31, 2025

	Shares	Value
Common Stock - 99.65%
Communications - 6.52%
Orange SA	4,145	$67,771
Vodafone Group PLC	5,169	62,286
		130,057
Consumer Discretionary - 4.06%
Honda Motor Co Ltd	1,393	42,487
Mercedes-Benz Group AG	2,385	38,565
		81,052
Consumer Staples - 13.06%
British American Tobacco PLC	1,169	59,841
Carlsberg AS	2,325	54,870
CK Hutchison Holdings Ltd	5,665	37,389
Imperial Brands PLC	1,201	47,716
Koninklijke Ahold Delhaize NV	1,489	60,870
		260,686
Energy - 8.20%
BP PLC	1,377	48,374
Enbridge Inc	1,473	68,671
Pembina Pipeline Corp	1,233	46,645
		163,690
Financials - 33.79%
Allianz SE	1,585	63,685
AXA SA	1,297	56,290
Banco Bilbao Vizcaya Argentaria SA	3,939	79,292
Barclays PLC	4,625	99,391
BNP Paribas SA	1,457	56,109
Manulife Financial Corp	1,441	46,645
Mitsubishi UFJ Financial Group Inc	6,065	91,764
Nomura Holdings Inc	7,669	54,603
ORIX Corp	1,685	41,266
Sumitomo Mitsui Financial Group Inc	5,233	85,193
		674,238
Health Care - 8.12%
AstraZeneca PLC	801	66,002
Novartis AG	449	55,582
Sanofi SA	801	40,515
		162,099
Industrials - 10.74%
ABB Ltd	1,105	81,947
BAE Systems PLC	613	60,632
Komatsu Ltd	1,025	34,296
Schneider Electric SE	659	37,365
		214,240

See Notes to Financial Statements

Genter Capital International Dividend ETF

Schedule of Investments (unaudited) (continued)

As of October 31, 2025

	Shares	Value
Materials - 5.16%
Akzo Nobel NV	1,590	$35,362
DSM-Firmenich AG	2,660	21,706
Rio Tinto PLC	641	45,985
		103,053
Technology - 3.63%
Telefonaktiebolaget LM Ericsson	7,185	72,497

Utilities - 6.37%
Enel SpA	7,349	74,004
National Grid PLC	705	53,051
		127,055
Total Common Stock (Cost $1,803,947)		1,988,667

Short-Term Investment - 0.32%	Shares
Goldman Sachs Financial Square Government Fund, 3.90%(a) (Cost $6,405)	6,404	6,405

Investments, at Value (Cost $1,810,351) - 99.97%		1,995,072
Other Assets Less Liabilities - 0.03%		665
Net Assets - 100.00%		$1,995,737

(a) Represents 7-day effective SEC yield as of October 31, 2025.

See Notes to Financial Statements

Genter ETFs
Statement of Assets and Liabilities (unaudited)
As of October 31, 2025

	Municipal Quality Intermediate ETF	Taxable Quality Intermediate ETF	Dividend Income ETF	International Dividend ETF
Assets:
Investments, at value	$17,330,190	$60,587,345	$2,789,711	$1,995,072
Cash	—	—	11,308	—
Receivables:
Dividends	—	—	3,826	1,264
Interest	144,784	565,952	123	15
Total assets	17,474,974	61,153,297	2,804,968	1,996,351
Liabilities:
Options written, at value	—	—	11,459	—
Investments purchased	1,974,600	—	—	—
Accrued expenses:
Advisory fees	2,213	9,810	478	323
Administration fees	1,990	8,830	431	291
Total liabilities	1,978,803	18,640	12,368	614
Total Net Assets	$15,496,171	$61,134,657	$2,792,600	$1,995,737
Net Assets Consist of:
Paid in capital	$15,387,398	$60,341,774	$2,676,713	$1,815,997
Accumulated earnings	108,773	792,883	115,887	179,740
Total Net Assets	$15,496,171	$61,134,657	$2,792,600	$1,995,737
ETF Shares Outstanding, no par value
(unlimited authorized shares)	1,510,000	5,910,000	250,000	160,000
Net Asset Value, Per Share	$10.26	$10.34	$11.17	$12.47
Investments, at cost	$17,225,679	$59,824,226	$2,749,739	$1,810,351
Options written, premiums received	$—	$—	$11,308	$—

See Notes to Financial Statements

Genter ETFs
Statement of Operations (unaudited)
For the period ended October 31, 2025(a)

	Municipal Quality Intermediate ETF	Taxable Quality Intermediate ETF	Dividend Income ETF	International Dividend ETF
Investment Income:
Dividends (net of withholding tax of $0, $0, $0, and $3,425)	$—	$—	$29,844	$20,002
Interest	153,085	1,167,555	869	606
Total Investment Income	153,085	1,167,555	30,713	20,608
Expenses:
Advisory fees	8,458	48,731	1,918	1,383
Administration fees	7,612	43,857	1,726	1,246
Net Expenses	16,070	92,588	3,644	2,629
Net Investment Income	137,015	1,074,967	27,069	17,979
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions:	1,950	43,863	(3,946)	7,155
Options written	—	—	868	—
In-kind transactions	—	—	70,148	—
Total realized gain	1,950	43,863	67,070	7,155
Net change in unrealized appreciation (depreciation) on:
Investment transactions:	137,465	317,695	54,859	126,781
Options written	—	—	(151)	—
Total change in unrealized appreciation	137,465	317,695	54,708	126,781
Net Realized and Unrealized Gain (Loss) on Investments	139,415	361,558	121,778	133,936
Net Increase in Net Assets Resulting from Operations	$276,430	$1,436,525	$148,847	$151,915

(a)	Commenced operations on May 21, 2024 for Municipal Quality Intermediate ETF and Taxable Quality Intermediate ETF and January 13, 2025 for Dividend Income ETF and International Dividend ETF.

See Notes to Financial Statements

Genter ETFs
Statements of Changes in Net Assets
For the periods ended(a)

	Municipal Quality Intermediate ETF
	October 31, 2025(b)	April 30, 2025
Operations:
Net investment income	$137,015	$54,245
Net realized gain (loss) from investment transactions	1,950	2,353
Net realized gain (loss) from options written	—	—
Net realized gain (loss) from in-kind transactions	—	—
Net change in unrealized appreciation (depreciation) on investments	137,465	(32,954)
Net Increase (Decrease) in Net Assets Resulting from Operations	276,430	23,644
Distributions to Shareholders From:
Distributable Earnings	(137,753)	(53,549)
Net Decrease in Net Assets Resulting from Distributions	(137,753)	(53,549)
Capital Share Transactions:
Shares sold	10,844,317	4,543,082
Shares repurchased	—	—
Net Increase in Net Assets Resulting from Capital Share Transactions	10,844,317	4,543,082
Net Increase in Net Assets	10,982,994	4,513,177
Net Assets:
Beginning of Period	4,513,177	—
End of Period	$15,496,171	$4,513,177
Share Information:
Shares sold	1,060,000	450,000
Shares repurchased	—	—
Net Increase in Capital Shares	1,060,000	450,000
(a)	Commenced operations on May 21, 2024 for Municipal Quality Intermediate ETF and Taxable Quality Intermediate ETF and January 13, 2025 for Dividend Income ETF and International Dividend ETF.
(b)	Unaudited

See Notes to Financial Statements

Taxable Quality Intermediate		Dividend Income ETF		International Dividend ETF
October 31, 2025(b)	April 30, 2025	October 31, 2025(b)	April 30, 2025	October 31, 2025(b)	April 30, 2025

$1,074,967	$1,145,124	$27,069	$5,138	$17,979	$4,985
43,863	12,355	(3,946)	2,454	7,155	(3,060)
—	—	868	—	—	—
—	—	70,148	—	—	—
317,695	445,424	54,708	(14,887)	126,781	57,940
1,436,525	1,602,903	148,847	(7,295)	151,915	59,865

(1,093,834)	(1,152,710)	(21,885)	(3,780)	(29,340)	(2,700)
(1,093,834)	(1,152,710)	(21,885)	(3,780)	(29,340)	(2,700)

22,398,687	37,943,086	2,630,122	612,726	1,195,427	620,570
—	—	(566,134)	—	—	—
22,398,687	37,943,086	2,063,988	612,726	1,195,427	620,570

22,741,378	38,393,279	2,190,950	601,651	1,318,002	677,735

38,393,279	—	601,651	—	677,735	—
$61,134,657	$38,393,279	$2,792,601	$601,651	$1,995,737	$677,735

2,190,000	3,740,000	240,000	60,000	100,000	60,000
—	—	(50,000)	—	—	—
2,190,000	3,740,000	190,000	60,000	100,000	60,000

See Notes to Financial Statements

Municipal Quality Intermediate ETF
Financial Highlights

	October 31,		April 30,
For a share outstanding during periods ended	2025(e)		2025(a)
Net Asset Value, Beginning of Period	$10.03		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(b)	0.17		0.33
Net realized and unrealized gain (loss) from investment transactions	0.16		(0.06)
Total from Investment Operations	0.33		0.27
Less Distributions From:
Net investment income	(0.15)		(0.31)
Net realized gains	—		—
Total Distributions	(0.15)		(0.31)
ETF Transaction Fee	0.05		0.07
Net Asset Value, End of Period	$10.26		$10.03
Total Return	3.87%	(d)	3.42%	(d)
Net Assets, End of Period (in thousands)	$15,496		$4,513

Ratios of:
Net Expenses to Average Net Assets	0.38%	(c)	0.38%	(c)
Net Investment Income	3.22%	(c)	3.46%	(c)
Portfolio turnover rate	24.88%	(d)	51.62%	(d)
(a)	The fund commenced operations on May 21, 2024.
(b)	Calculated using the average shares method.
(c)	Annualized
(d)	Not annualized
(e)	Unaudited

See Notes to Financial Statements

Taxable Quality Intermediate ETF
Financial Highlights

	October 31,		April 30,
For a share outstanding during period ended	2025(e)		2025(a)
Net Asset Value, Beginning of Period	$10.27		$10.00
Income from Investment Operations:
Net Investment Income(b)	0.23		0.43
Net realized and unrealized gain from investment transactions	0.04		0.20
Total from Investment Operations	0.27		0.63
Less Distributions From:
Net investment income	(0.23)		(0.38)
Net realized gains	—		(0.01)
Total Distributions	(0.23)		(0.39)
ETF Transaction Fee	0.03		$0.03
Net Asset Value, End of Period	$10.34		$10.27
Total Return	3.02%	(d)	6.68%	(d)
Net Assets, End of Period (in thousands)	$61,135		$38,393

Ratios of:
Net Expenses to Average Net Assets	0.38%	(c)	0.38%	(c)
Net Investment Income	4.40%	(c)	4.42%	(c)
Portfolio turnover rate	16.63%	(d)	56.87%	(d)
(a)	The fund commenced operations on May 21, 2024.
(b)	Calculated using the average shares method.
(c)	Annualized
(d)	Not annualized
(e)	Unaudited

See Notes to Financial Statements

Dividend Income ETF
Financial Highlights

	October 31,		April 30,
For a share outstanding during period ended	2025(e)		2025(a)
Net Asset Value, Beginning of Period	$10.03		$10.00
Income from Investment Operations:
Net Investment Income(b)	0.16		0.09
Net realized and unrealized gain from investment transactions	1.13		—
Total from Investment Operations	1.29		0.09
Less Distributions From:
Net investment income	(0.15)		(0.06)
Total Distributions	(0.15)		(0.06)
Net Asset Value, End of Period	$11.17		$10.03
Total Return	12.94%	(d)	0.89%	(d)
Net Assets, End of Period (in thousands)	$2,793		$602

Ratios of:
Net Expenses to Average Net Assets	0.38%	(c)	0.38%	(c)
Net Investment Income	2.81%	(c)	2.87%	(c)
Portfolio turnover rate	5.48%	(d)	10.12%	(d)
(a)	The fund commenced operations on January 13, 2025.
(b)	Calculated using the average shares method.
(c)	Annualized
(d)	Not annualized
(e)	Unaudited

See Notes to Financial Statements

International Dividend ETF
Financial Highlights

	October 31,		April 30,
For a share outstanding during period ended	2025(e)		2025(a)
Net Asset Value, Beginning of Period	$11.30		$10.00
Income from Investment Operations:
Net Investment Income(b)	0.10		0.10
Net realized and unrealized gain from investment transactions	1.37		1.25
Total from Investment Operations	1.47		1.35
Less Distributions From:
Net investment income	(0.30)		(0.05)
Total Distributions	(0.30)		(0.05)
Net Asset Value, End of Period	$12.47		$11.30
Total Return	13.17%	(d)	13.41%	(d)
Net Assets, End of Period (in thousands)	$1,996		$678

Ratios of:
Net Expenses to Average Net Assets	0.38%	(c)	0.38%	(c)
Net Investment Income	2.59%	(c)	3.03%	(c)
Portfolio turnover rate	2.07%	(d)	8.81%	(d)
(a)	The fund commenced operations on January 13, 2025.
(b)	Calculated using the average shares method.
(c)	Annualized
(d)	Not annualized
(e)	Unaudited

See Notes to Financial Statements

Notes to Financial Statements
As of October 31, 2025 (unaudited)

1.	Organization and Significant Accounting Policies

The Genter ETFs, are actively managed exchange-traded funds (the “Genter ETFs”), each is a diversified series of the Spinnaker ETF Series (the “Trust”). The Trust was established as a Delaware statutory trust under an Agreement and Declaration of Trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Genter Capital Municipal Quality Intermediate ETF and the Genter Capital Taxable Quality Intermediate ETF commenced operations on May 21, 2024. The Genter Capital Dividend Income ETF and the Genter Capital International Dividend ETF commenced operations on January 13, 2025.

The investment objective of the Genter Capital Dividend Income ETF is to seek current income and long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in domestic equity securities that have a record of paying dividends.

The investment objective of the Genter Capital International Dividend ETF is to seek current income and long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in foreign equity securities that have records of paying dividends.

The investment objective of the Genter Capital Municipal Quality Intermediate ETF is to seek current income free from federal income tax with a secondar objective of capital appreciation. The Fund seeks to achieve is investment objective by investing primarily in a diversified portfolio of municipal obligations, the interest on which is exempt from regular federal income tax.

The investment objective of the Genter Capital Taxable Quality Intermediate ETF is to seek current income with limited risk to principal with a secondary objective of capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in investment grade, intermediate term securities.

The Trust will issue and redeem shares at Net Asset Value (“NAV”) only in a large specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 10,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the Genter ETFs. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”). Individual shares of each Genter ETF may only be purchased and sold in secondary market transactions through brokers. Shares of the Genter Capital Dividend Income ETF, Genter Capital International Dividend ETF, Genter Capital Municipal Quality Intermediate ETF, and Genter Capital Taxable Quality Intermediate ETF are listed for trading on NYSE Arca under the trading symbols GEND, GENW, GENM, and GENT, respectively, and because shares will trade at market prices rather than NAV, shares of the Genter ETFs may trade at a price greater than or less than NAV.

Creation Transaction Fees

A fixed creation transaction fee for the Genter Capital Municipal Quality Intermediate ETF and Genter Capital Taxable Quality Intermediate ETF of $500 per transaction and $250 per transaction for Genter Capital Dividend Income ETF and Genter Capital International Dividend ETF (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation units purchased in the transactions. An additional variable charge for cash creations or partial cash creations may also be imposed to compensate the Genter ETFs for the costs associated with buying the applicable securities. The price for each Creation Unit will equal each Genter ETF’s daily NAV per share times the number of Shares in a Creation Unit plus the Creation Transaction Fees, and, if applicable, any transfer taxes.

The following is a summary of significant accounting policies consistently followed by the Genter ETFs. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Genter ETFs follow the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

Investment Valuation

The Genter ETF’s investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean of the most recent bid and ask prices. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to each Genter ETF’s net asset value calculation) or which cannot be accurately valued using each Genter ETF’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Board” or the “Trustees”). A security’s “fair value” price may differ from the price next available for that security using the Genter ETFs’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Notes to Financial Statements
As of October 31, 2025 (unaudited)

With respect to any portion of a Genter ETFs’ assets that may be invested in other mutual funds, the value of the Genter ETFs’ shares is based on the NAV of the shares of the other mutual funds in which the Genter ETFs invest. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the prospectuses of such funds. To the extent the Genter ETFs invest a portion of its assets in non-registered investment vehicles, the Genter ETFs’ shares in the non-registered vehicles are fair valued at NAV.

With respect to each Genter ETF’s assets invested directly in securities, such Genter ETF’s investments are generally valued at current market prices. Equity securities, debt securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities and debt securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.

Fair Value Measurement

The Genter ETFs have adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Genter ETFs’ investments. These inputs are summarized in the three broad levels listed below:

Level 1:	Unadjusted quoted prices in active markets for identical securities assets or liabilities that the Genter ETFs have the ability to access.

Level 2:	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit spreads, yield curves, and market-collaborated input.

Level 3:	Unobservable inputs for the asset or liability to the extent that observable inputs are not available, representing the assumptions that a market participant would use in valuing the asset or liability at the measurement date; they would be based on the best information available, which may include the Genter ETFs’ own data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of October 31, 2025 for the Genter ETFs’ assets measured at fair value:

Genter Capital Municipal Quality Intermediate ETF(a)
	Total	Level 1	Level 2	Level 3
Assets
Asset-Backed Securities	$42,251	$—	$42,251	$—
Municipal Bonds	15,067,696	—	15,067,696	—
Short-Term Investment	2,220,243	2,220,243	-	—
Total Assets	$17,330,190	$2,220,243	$15,109,947	$—

Genter Capital Taxable Quality Intermediate ETF(a)
	Total	Level 1	Level 2	Level 3
Assets
Corporate Bonds*	$29,124,853	$—	$29,124,853	$—
United States Treasury Notes	31,213,562	—	31,213,562	—
Materials	248,930	248,930	—	—
Total Assets	$60,587,345	$248,930	$60,338,415	$—

Notes to Financial Statements
As of October 31, 2025 (unaudited)

Genter Capital Dividend Income ETF(a)
Assets	Total	Level 1	Level 2	Level 3
Common Stock*	$2,756,053	$2,756,053	$—	$—
Short-Term Investment	33,658	33,658	—	—
Total Assets	$2,789,711	$2,789,711	$—	$—

Genter Capital International Dividend ETF(a)
	Total	Level 1	Level 2	Level 3
Assets
Common Stock*	$1,988,667	$1,988,667	$—	$—
Short-Term Investment	6,405	6,405	—	—
Total Assets	$1,995,072	$1,995,072	$—	$—

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income and expenses are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method. Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses

The Genter ETFs bear expenses incurred specifically on their behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions

The Genter ETFs may declare and distribute dividends from net investment income, if any, monthly. The Genter ETFs generally declare and distribute capital gains, if any, annually. Dividends and distributions to shareholders are recorded on ex-date.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Genter ETFs intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Risk Considerations

	Genter Capital Dividend Income ETF	Genter Capital International Dividend ETF	Genter Capital Municipal Quality Intermediate ETF	Genter Capital Taxable Quality Intermediate ETF
Alternative Minimum Tax Risk			X
Authorized Participant Risk	X	X	X	X
Call/Prepayment Risk			X	X
Credit/Default Risk			X	X
Cybersecurity Risk	X	X	X	X
Dividend Payment Risk	X	X
Early Close/Trading Halt Risk	X	X	X	X
Equity Securities Risk	X	X
ETF Structure Risk	X	X	X	X
Fixed Income Risk			X	X

Notes to Financial Statements
As of October 31, 2025 (unaudited)

	Genter Capital Dividend Income ETF	Genter Capital International Dividend ETF	Genter Capital Municipal Quality Intermediate ETF	Genter Capital Taxable Quality Intermediate ETF
Foreign Securities Risk		X		X
Inflation Protected Securities Risk				X
Interest Rate Risk			X	X
Investment Risk	X	X	X	X
Limited History of Operations Risk	X	X	X	X
Management Risk	X	X	X	X
Market Risk	X	X	X	X
Mortgage- and Asset-Backed Securities Risk				X
Municipal Securities Risk			X
Preferred Securities Risk				X
Risk from Selling or Writing Call Options	X
Small- and Mid-Cap Securities Risk	X	X
Tax Risk			X
U.S. Government Securities Risk			X	X

Alternative Minimum Tax Risk. Although the fund seeks to distribute tax-exempt income, a portion of the fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the Fund, which invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Call/Prepayment Risk. During periods of falling interest rates, an issuer of a callable bond may exercise its right to pay principal on an obligation earlier than expected. This may result in the Fund reinvesting proceeds at lower interest rates, resulting in a decline in the Fund’s income.

Credit/Default Risk. Credit risk is the risk that issuers or guarantors of debt instruments is unable or unwilling to make timely interest and/or principal payments or otherwise honor its obligations. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social, or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. Securities issued by the U.S. government have limited credit risk. Credit rating downgrades and defaults (failure to make interest or principal payment) may potentially reduce the Fund’s income and Share price.

Cybersecurity Risk. As part of its business, the Sub-Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Sub-Advisor and the Fund are therefore susceptible to cybersecurity risk. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund or its Sub-Advisor, custodians, fund accountant, fund administrator, transfer agent, pricing vendors and/or other third-party service providers may adversely impact the Fund and its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. The Fund also may incur substantial costs for cybersecurity risk management in order to guard against any cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result.

Notes to Financial Statements
As of October 31, 2025 (unaudited)

Dividend Payment Risk. While the Fund may hold securities of companies that have historically paid a dividend, those companies may reduce or discontinue their dividends, thus reducing the yield of the Fund. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may be worse than the market return of other investment strategies or the overall stock market.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Equity Securities Risk. Equity Securities Risk. Investments in equity securities may fluctuate in value response to many factors, including general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. During temporary or extended bear markets, the value of equity securities will decline, which could also result in losses for the Fund.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not individually redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units” which are only available to APs. Retail investors may only purchase or sell shares on the Exchange. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading issues. An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

●	Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

●	Market price variance risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

▪	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

▪	To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the Fund’s shares, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

▪	The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

▪	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

Notes to Financial Statements
As of October 31, 2025 (unaudited)

▪	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

Fixed Income Risk. Fixed income risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early or later than expected, potentially reducing the amount of interest payments or extending time to principal repayment). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. When the Fund invests in fixed income securities the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. If the U.S. Federal Reserve’s Federal Open Market Committee (“FOMC”) raises the federal funds interest rate target, interest rates across the U.S. financial system may rise. However, the magnitude of rate changes across maturities and borrower sectors is uncertain. Rising rates may decrease liquidity and increase volatility, which may make portfolio management more difficult and costly to the Fund and its shareholders. Default risk increases if issuers must borrow at higher rates. Generally, these changing market conditions may cause the Fund’s share price to fluctuate or decline more than other types of equity investments.

Foreign Securities Risk. The Fund could be subject to greater risks because the Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector. Changes in foreign economies and political climates are more likely to affect the Fund than a fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

●	ADRs Risk. ADRs may be subject to some of the same risks as those described above for investments in foreign securities. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. In general, the price of an inflation-protected debt security can fall when real interest rates rise and can rise when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation.

Interest Rate Risk. As interest rates rise, the value of fixed income securities held by a Fund are likely to decrease. Securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Interest rates in the United States are near historic lows, which may increase a Fund’s exposure to risks associated with rising rates. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy (including the Federal Reserve ending its “quantitative easing” policy of purchasing large quantities of securities issued or guaranteed by the U.S. government), rising inflation, and changes in general economic conditions. Interest rate changes can be sudden and unpredictable. Rising interest rates may lead to decreased liquidity in the bond markets, making it more difficult for a Fund to value or sell some or all of its bond investments at any given time. Changes in interest rates may also affect a Fund’s share price; a sharp rise in interest rates could cause a Fund’s share price to fall.

Notes to Financial Statements
As of October 31, 2025 (unaudited)

The average duration of a Fund’s portfolio of fixed income securities will vary based on the Subadvisor’s assessment of economic and market conditions, as well as current and anticipated changes in interest rates. The Subadvisor intends to manage the Genter Capital Taxable Quality Intermediate ETF portfolio so that it has an average duration of between 2.5 and 6 years under normal circumstances. Duration measures the price sensitivity of a security to interest rate changes and is typically expressed as a period of time. Duration differs from maturity, which is the time until a fixed income security’s issuer is obligated to pay the principal due on such security; however, a fixed income security’s duration increases as its maturity increases and decreases as its maturity decreases, meaning longer-maturity securities have higher durations than those with shorter maturity. The longer the duration of the securities held in a Fund’s portfolio, the more sensitive a Fund’s portfolio will be to a change in interest rates. As the value of a security changes over time, so will its duration, which in turn will affect the Fund’s duration. A 1% change in interest rates is typically estimated to change the price of a fixed income security by 1% for each year of the security’s duration. For example, if a fixed income security has a duration of three years, a 1% rise in interest rates would typically be expected to reduce the price of the security by approximately 3%. Similar estimates would typically apply to a portfolio of fixed income securities, such as the Genter Capital Taxable Quality Intermediate ETF, based on the portfolio’s average duration. Accordingly, securities with longer durations tend to be more sensitive to interest rate changes, making them more volatile than securities with shorter durations. Duration is an estimate of a security’s sensitivity to changes in prevailing interest rates that is based on certain factors that may prove to be incorrect. It is therefore not an exact measurement and may not be able to reliably predict a particular security’s price sensitivity to changes in interest rates.

Investment Risk. The value of the Fund’s investments, like other market investments, may move up or down, sometimes rapidly and unpredictably. All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objectives will be achieved.

Various sectors of the global financial markets have been experiencing an extended period of adverse conditions. Market uncertainty has increased dramatically, particularly in the United States and Europe, and adverse market conditions have expanded to other markets. These conditions have resulted in disruption of markets, periods of reduced liquidity, greater volatility, general volatility of spreads, an acute contraction in the availability of credit and a lack of price transparency. These volatile and often difficult global market conditions have episodically adversely affected the market values of many securities, and this volatility may continue, and conditions could even deteriorate further. Some of the largest banks and companies across many sectors of the economy in the United States and Europe have declared bankruptcy, entered into insolvency, administration or similar proceedings, been nationalized by government authorities, and/or agreed to merge with or be acquired by other banks or companies that had been considered their peers. The long-term impact of these events is uncertain but could continue to have a material effect on general economic conditions, consumer and business confidence and market liquidity.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-over effects into the global financial markets generally.

Limited History of Operations Risk. The Fund has a limited history of operations. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Sub-Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. Legislative, regulatory, or tax developments may affect the investment techniques available to the portfolio managers in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective. The portfolio managers’ judgments about the attractiveness, income potential, and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect, and there is no guarantee that the portfolio managers’ judgment will produce the desired results. The portfolio managers may rely on poorly chosen, ineffective investment techniques or risk analysis, and they may apply poor judgement to otherwise effective investment and analysis methods. Investors may lose money as a result.

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

Notes to Financial Statements
As of October 31, 2025 (unaudited)

Mortgage and Asset Backed Securities Risks. MBS (residential and commercial) and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these MBS and asset-backed securities differ from traditional fixed income securities. Like traditional fixed income securities, the value of MBS or asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. However, a main difference is that the principal on MBS or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, MBS and asset-backed backed securities are subject to “prepayment risk” and “extension risk.” Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed income securities.

Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. Prepayment reduces the yield to maturity and the average life of the MBS or asset-backed securities. The maturity of certain securities, such as MBS and ABS, is calculated using the security’s weighted-average life. Estimated prepayment rates for these securities are used in this calculation. If actual prepayment rates differ from the estimates used in calculating the weighted-average life, each Fund’s yield and/or share price could be negatively affected.

Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Rising interest rates tend to extend the duration of MBS and asset-backed securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities. As a result, in a period of rising interest rates, MBS and asset-backed securities may exhibit additional volatility and may lose value.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain MBS. Because prepayment rates of individual mortgage pools vary widely, the maturity of a particular pool cannot be predicted precisely. A Fund’s investments in asset-backed securities are subject to risks similar to those associated with MBS, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn.

MBS may be either pass-through securities or CMOs. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Each Fund will not invest in CMO tranches which represent a right to receive interest only (“Ios”), principal only (“Pos”), or an amount that remains after other floating-rate tranches are paid (an inverse floater). If a Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that such Fund could lose all or substantially all of its investment.

Ongoing developments in the residential mortgage market may have additional consequences to the market for mortgage-backed securities. In past years, delinquencies and losses generally increased with respect to securitizations involving residential mortgage loans and potentially could begin increasing again as a result of a weakening housing market and the seasoning of securitized pools of mortgage loans. Many so-called sub-prime mortgage pools are currently distressed and may be trading at significant discounts to their face value.

Mortgage lenders have adjusted their loan programs and underwriting standards, which has reduced the availability of mortgage credit to prospective mortgagors. This has resulted in reduced availability of financing alternatives for mortgagors seeking to refinance their mortgage loans. The reduced availability of refinancing options for mortgagors has resulted in higher rates of delinquencies, defaults, and losses on mortgage loans, particularly in the case of, but not limited to, mortgagors with adjustable rate mortgage loans or interest-only mortgage loans that experience significant increases in their monthly payments following the adjustment date or the end of the interest-only period. These events, alone or in combination with each other and with deteriorating economic conditions in the general economy, may continue to contribute to higher delinquency and default rates on mortgage loans. The tighter underwriting guidelines for residential mortgage loans, together with lower levels of home sales and reduced refinance activity, also may have contributed to a reduction in the prepayment rate for mortgage loans generally and this may continue. The values of mortgage-backed securities may be substantially dependent on the servicing of the underlying mortgage pools, and therefore are subject to risks associated with the negligence or malfeasance by their servicers and to the credit risk of their servicers. In certain circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying collateral.

The U.S. Government conservatorship of Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Corporation (“Fannie Mae”) in September 2008 and its ultimate resolution may adversely affect the real estate market, the value of real estate-related assets generally, and markets generally. There may be proposals from the U.S. Congress or other branches of the U.S. Government regarding the conservatorship, including regarding reforming Fannie Mae and Freddie Mac or winding down their operations, which may or may not come to fruition. There can be no assurance that such proposals, even those that are not adopted, will not adversely affect the values of the Fund’s assets.

Notes to Financial Statements
As of October 31, 2025 (unaudited)

The Federal Housing Finance Agent (“FHFA”), as conservator or receiver of Fannie Mae and Freddie Mac, has the power to repudiate any contract entered into by Fannie Mae or Freddie Mac prior to its appointment if it determines that performance of the contract is burdensome, and repudiation of the contract promotes the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. In the event the guaranty obligations of Fannie Mae or Freddie Mac are repudiated, the payments of interest to holders of Fannie Mae or Freddie Mac mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

In its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of Fannie Mae or Freddie Mac without any approval, assignment or consent. If FHFA were to transfer any such guaranty obligation to another party, holders of Fannie Mae or Freddie Mac mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades or the bankruptcy of an issuer could have a significant effect on the issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. In addition, there is a risk that, as a result of the recent economic crisis, the ability of any issuer to pay, when due, the principal or interest on its municipal bonds may be materially affected. Certain municipalities may have difficulty meeting their obligations due to, among other reasons, changes in underlying demographics. These actions present heightened risks to debt instruments, and such risks could be even further heightened if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes. Municipal instruments may be susceptible to periods of economic stress, which could affect the market values and marketability of municipal obligations of issuers in a state, U.S. territory, or possession. For example, the COVID-19 pandemic has significantly stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the Fund. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market 54 related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market. Municipal securities include general obligation bonds, which are backed by the “full faith and credit” of the issuer, which has the power to tax residents to pay bondholders. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. General obligation bonds generally are not backed by revenues from a specific project or source. Municipal securities also include revenue bonds, which are generally backed by revenue from a specific project or tax. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. Municipal securities also include special tax bonds, which are usually backed and payable through a single tax, or series of special taxes such as incremental property taxes. The failure of the tax levy to generate adequate revenue to pay the debt service on the bonds may cause the value of the bonds to decline. Municipal securities backed by current or anticipated revenues from a specific project or specific assets or a specific tax can be negatively affected by the discontinuance of that taxation or the inability to collect revenues for the project or from the assets or tax. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. The bond markets may experience reduced liquidity due to events such as limited trading activity, reductions in bond inventory, market volatility, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price. The market for municipal bonds may be less liquid than for taxable bonds. There may also be less information available on the financial condition of issuers of municipal securities than for public corporations. The reorganization of a municipality’s debts may include extending debt maturities, reducing the amount of principal or interest, refinancing the debt or taking other measures, which may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of the Fund’s investments. The taxing power of any governmental entity may be limited and an entity’s credit may depend on factors which are beyond the entity’s control.

Preferred Securities Risk. Investing in preferred stock involves the following risks: (i) certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions; (ii) preferred stocks may be subject to redemption, including at the issuer’s call, and, in the event of redemption, the Fund may not be able to reinvest the proceeds at comparable or favorable rates of return; (iii) preferred stocks are generally subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments; and (iv) preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities.

Notes to Financial Statements
As of October 31, 2025 (unaudited)

Risks from Selling or Writing Call Options. Writing option contracts can result in losses that exceed the Fund’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the security. If this occurred, the option could be exercised and the underlying security would then be sold by the Fund at a lower price than its current market value or in the of cash settled options, the Fund would be required to purchase the option at a price that is higher than the original sales price for such option. Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option.

Small- and Mid-Cap Securities Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Tax Risk. There is no guarantee that the Fund’s income will be exempt from U.S. federal or state or local income taxes. Events occurring after the date of issuance of a municipal bond or after the Fund’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for U.S. federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal, state or local changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

U.S. Government Securities Risk. Debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

3.	Transactions with Related Parties and Service Providers

Advisor

Each Genter ETF pays a monthly advisory fee to OBP Capital, LLC (the “Advisor”), based upon the average daily net assets and calculated at an annual rate. See the table below for the advisory fee rates and amounts earned by the Advisor from each Genter ETF during the fiscal period ended October 31, 2025:

Fund	Advisory Fee Rate	Amount Earned
Capital Municipal Quality Intermediate ETF	0.20%	$8,458
Capital Taxable Quality Intermediate ETF	0.20%	48,731
Capital Dividend Income ETF	0.20%	1,918
Capital International Dividend ETF	0.20%	1,383

The Advisor has engaged Genter Fund Management, LLC as the sub-advisor of the Genter ETFs (the “Sub-Advisor”) to provide day to day portfolio management of the Genter ETFs. The Advisor pays a monthly fee to the Sub-Advisor calculated at the annual rate. See the table below for the sub-advisory fee rates and amounts earned by the Sub-Advisor from each Genter ETF during the fiscal period ended October 31, 2025. The Sub-Advisor is paid directly by the Advisor out of the advisory fees disclosed above.

Fund	Sub Advisory Fee Rate	Amount Earned
Capital Municipal Quality Intermediate ETF	0.15%	$6,343
Capital Taxable Quality Intermediate ETF	0.15%	36,548
Capital Dividend Income ETF	0.15%	1,438
Capital International Dividend ETF	0.15%	1,038

4.	Trustees and Officers

The Board is responsible for the management and supervision of the Genter ETFs. The Trustees approve all significant agreements between the Trust, on behalf of the Genter ETFs, and those companies that furnish services to the Genter ETFs; review performance of the Advisor and the Genter ETFs; and oversee activities of the Genter ETFs. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.

Notes to Financial Statements
As of October 31, 2025 (unaudited)

Effective January 1, 2025, the Independent Trustees receive a flat rate of $7,500 plus an additional $2,500 per Fund each year but may receive up to an additional $1,500 per special meeting in the event that special meetings are held. This amount may be paid pro rata in the event that the Fund closes during the year. The Trust reimburses each Trustee and officers of the Trust for his or her travel and other expenses relating to attendance at such meetings. Prior to January 1, 2025, the Independent Trustees received a flat rate of $5,000 plus an additional $2,000 per Fund each year but may receive up to an additional $2,250 per special meeting in the event that special meetings are held.

5.	Purchases and Sales of Investment Securities

For the fiscal period ended October 31, 2025, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Purchases of Securities	Proceeds from Sales of Securities	Purchases of U.S. Government Securities	Proceeds from Sales of U.S. Government Securities	In-Kind Purchases	In-Kind Sales
Municipal Quality Intermediate ETF	$12,677,423	$2,076,024	$—	$—	$—	$—
Taxable Quality Intermediate ETF	16,905,117	7,942,277	12,985,946	—	—	—
Dividend Income ETF	182,901	100,200	—	—	2,512,671	543,030
International Dividend ETF	48,697	27,387	—	—	1,183,620	—

6.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

7.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Genter ETFs. In addition, in the normal course of business, the Trust enters into contracts with its service providers, on behalf of the Genter ETFs, and others that provide for general indemnifications. The Genter ETFs’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Genter ETFs. The Genter ETFs expect risk of loss to be remote.

8.	Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Changes In and Disagreements with Accountants

There were no changes in or disagreements with the accountants during the fiscal period.

Matters Submitted for Shareholder Vote

Not applicable.

Remuneration Paid to Directors, Officers and Others

The aggregate compensation paid, on behalf of the Genter ETFs, to the Trustees for the period of this report was $13,025. For the period of this report, no special compensation was paid to the Trustees, no compensation was paid to any officer of the Genter ETFs, and no compensation was paid to any person of whom any officer of director of the Genter ETFs is an affiliated person.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

No changes during the period.

Item 9.	Proxy Disclosure for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

None.

Item 16.	Controls and Procedures.

(a)	The President and Principal Executive Officer and the Treasurer, Principal Accounting Officer, and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.
Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(a)(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act.

Filed herewith.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5)	Change in the registrant’s independent public accountant.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

/s/ Katherine M. Honey
Date: January 8, 2026	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: January 8, 2026	Katherine M. Honey President and Principal Executive Officer

/s/ Peter McCabe
Date: January 8, 2026	Peter McCabe Treasurer, Principal Accounting Officer, and Principal Financial Officer